CONSOLIDATED BALANCE SHEETS - USD ($)	May 31, 2020	May 31, 2019
Current Assets
Cash and cash equivalents	$ 0	$ 35
Total Current Assets	0	35
TOTAL ASSETS	0	35
Current Liabilities
Accounts payable and accrued liabilities	199,247	152,875
Accrued interest payable	29,556	13,355
Accrued interest payable - related party	3,935	2,791
Derivative liability	110,067	111,255
Note payable	6,500	6,500
Convertible note - related party	7,500	7,500
Convertible notes, net of note discount $11,649 and $12,849 debt discount, respectively	102,500	90,851
Total Current Liabilities	459,305	385,127
Total liabilities	459,305	385,127
STOCKHOLDERS' DEFICIT
Common Stock, Par Value $0.0001, Authorized 500,000,000 shares, 9,863,000 shares issued and outstanding	986	986
Additional paid in capital	1,917,776	1,917,776
Accumulated deficit	(2,378,067)	(2,303,854)
Total STOCKHOLDERS' DEFICIT	(459,305)	(385,092)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 0	$ 35